UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21423

                         The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend & Income Trust

Third Quarter Report — September 30, 2018

To Our Shareholders,

For the quarter ended September 30, 2018, the net asset value (NAV) total return of The Gabelli Dividend & Income Trust (the Fund) was 6.0%, compared with a total return of 7.7% for the Standard & Poor’s (S&P) 500 Index. The total return for the Fund’s publicly traded shares was 7.4%. The Fund’s NAV per share was $25.06, while the price of the publicly traded shares closed at $23.90 on the New York Stock Exchange (NYSE). See page below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2018.

Comparative Results

Average Annual Returns through September 30, 2018 (a) (Unaudited)					Since
					Inception
	Quarter	1 Year	5 Year	10 Year	(11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	6.04%	10.14%	9.22%	10.39%	8.40%
Investment Total Return (c)	7.40	13.00	11.40	13.34	8.57
S&P 500 Index	7.71	17.91	13.95	11.97	9.29
Dow Jones Industrial Average	9.60	20.71	14.51	12.17	9.64
Nasdaq Composite Index	7.41	25.16	17.34	15.12	10.54
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that don’t employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

The Gabelli Dividend & Income Trust

Schedule of Investments — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 98.1%
	Aerospace — 2.7%
255,000	Aerojet Rocketdyne Holdings Inc.†	$8,667,450
34,000	Kaman Corp.	2,270,520
91,800	Rockwell Automation Inc.	17,214,336
1,425,000	Rolls-Royce Holdings plc	18,339,525
61,100	The Boeing Co.	22,723,090

		69,214,921

	Agriculture — 0.0%
2,000	Bunge Ltd.	137,420

	Automotive — 0.7%
155,000	Ford Motor Co.	1,433,750
53,000	General Motors Co.	1,784,510
273,000	Navistar International Corp.†	10,510,500
84,000	PACCAR Inc.	5,727,960

		19,456,720

	Automotive: Parts and Accessories — 2.4%
10,000	Allison Transmission Holdings Inc.	520,100
52,676	Aptiv plc	4,419,516
219,000	Dana Inc.	4,088,730
10,892	Delphi Technologies plc	341,573
338,900	Genuine Parts Co.	33,686,660
7,000	Lear Corp.	1,015,000
40,400	O’Reilly Automotive Inc.†	14,031,728
52,000	Tenneco Inc., Cl. A	2,191,280
10,000	Visteon Corp.†	929,000

		61,223,587

	Aviation: Parts and Services — 0.4%
92,000	Arconic Inc.	2,024,920
81,000	KLX Inc.†	5,085,180
21,101	Rockwell Collins Inc.	2,964,057

		10,074,157

	Broadcasting — 1.2%
24,400	CBS Corp., Cl. A, Voting	1,416,420
900,000	Entercom Communications Corp., Cl. A	7,110,000
15,000	Liberty Broadband Corp., Cl. C†	1,264,500
61,763	Liberty Global plc, Cl. A†	1,786,804
328,570	Liberty Global plc, Cl. C†	9,252,531
12,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	521,280
30,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	1,303,500
101,000	MSG Networks Inc., Cl. A†	2,605,800
134,158	Tribune Media Co., Cl. A	5,155,692

		30,416,527

	Building and Construction — 1.3%
45,000	Armstrong Flooring Inc.†	814,500
70,000	Fortune Brands Home & Security Inc.	3,665,200
12,000	Gibraltar Industries Inc.†	547,200

Shares		Market Value

247,050	Herc Holdings Inc.†	$12,648,960
387,018	Johnson Controls International plc	13,545,630
10,800	Sika AG	1,572,570

		32,794,060

	Business Services — 2.8%
11,700	Accenture plc, Cl. A	1,991,340
25,000	Aramark	1,075,500
8,200	Broadridge Financial Solutions Inc.	1,081,990
75,000	Diebold Nixdorf Inc.	337,500
164,301	Fly Leasing Ltd., ADR†	2,316,644
6,000	Jardine Matheson Holdings Ltd.	376,500
40,000	JCDecaux SA	1,462,922
336,000	Macquarie Infrastructure Corp.	15,499,680
172,800	Mastercard Inc., Cl. A	38,467,008
2,700	S&P Global Inc.	527,553
7,700	Square Inc., Cl. A†	762,377
55,000	Stericycle Inc.†	3,227,400
19,000	The Brink’s Co.	1,325,250
29,600	Visa Inc., Cl. A	4,442,664

		72,894,328

	Cable and Satellite — 1.2%
54,000	AMC Networks Inc., Cl. A†	3,582,360
2,445	Charter Communications Inc., Cl. A†	796,777
15,000	Cogeco Inc.	676,576
248,000	Comcast Corp., Cl. A	8,781,680
199,000	DISH Network Corp., Cl. A†	7,116,240
50,000	EchoStar Corp., Cl. A†	2,318,500
9,507	Liberty Latin America Ltd., Cl. A†	198,126
22,116	Liberty Latin America Ltd., Cl. C†	456,253
153,000	Rogers Communications Inc., Cl. B	7,865,730
25,000	WideOpenWest Inc.†	280,250

		32,072,492

	Communications Equipment — 0.4%
330,000	Corning Inc.	11,649,000

	Computer Hardware — 1.0%
112,912	Apple Inc.	25,488,755

	Computer Software and Services — 3.3%
7,400	Adobe Systems Inc.†	1,997,630
5,789	Alphabet Inc., Cl. A†	6,987,786
12,800	Alphabet Inc., Cl. C†	15,276,416
3,200	Amazon.com Inc.†	6,409,600
9,600	Autodesk Inc.†	1,498,656
32,000	Black Knight Inc.†	1,662,400
35,000	Blucora Inc.†	1,408,750
15,000	CyrusOne Inc., REIT	951,000
30,000	Donnelley Financial Solutions Inc.†	537,600
3,437	DXC Technology Co.	321,428
35,000	eBay Inc.†	1,155,700
15,800	Fiserv Inc.†	1,301,604

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
848,000	Hewlett Packard Enterprise Co.	$13,830,880
21,000	Internap Corp.†	265,230
206,849	Microsoft Corp.	23,657,320
12,100	Palo Alto Networks Inc.†	2,725,646
1,718	Perspecta Inc.	44,187
8,400	salesforce.com Inc.†	1,335,852
9,800	ServiceNow Inc.†.	1,917,174
9,400	Tableau Software Inc., Cl. A†	1,050,356

		84,335,215

	Consumer Products — 3.3%
6,200	adidas AG	1,518,165
150,000	Avon Products Inc.†	330,000
30,000	Church & Dwight Co. Inc.	1,781,100
60,000	Coty Inc., Cl. A	753,600
310,500	Edgewell Personal Care Co.†	14,354,415
65,000	Energizer Holdings Inc.	3,812,250
100,000	Hanesbrands Inc.	1,843,000
18,000	Kimberly-Clark Corp.	2,045,520
50,000	Newell Brands Inc.	1,015,000
24,000	Philip Morris International Inc.	1,956,960
7,000	Stanley Black & Decker Inc.	1,025,080
871,000	Swedish Match AB	44,591,782
96,000	The Procter & Gamble Co.	7,990,080
4,700	The Sherwin-Williams Co.	2,139,487

		85,156,439

	Consumer Services — 0.5%
51,000	Ashtead Group plc	1,619,966
13,100	Facebook Inc., Cl. A†	2,154,426
45,279	GCI Liberty Inc., Cl. A†	2,309,229
8,500	IAC/InterActiveCorp.†	1,842,120
853	Liberty Expedia Holdings Inc., Cl. A†	40,125
95,000	Qurate Retail Inc.†	2,109,950
50,000	ServiceMaster Global Holdings Inc.†	3,101,500

		13,177,316

	Diversified Industrial — 4.3%
92,000	Bouygues SA	3,976,779
4,000	Crane Co.	393,400
39,700	Eaton Corp. plc	3,443,181
7,000	EnPro Industries Inc.	510,510
80,000	Estre Ambiental Inc.†	480,000
871,000	General Electric Co.	9,833,590
200,000	Griffon Corp.	3,230,000
326,826	Honeywell International Inc.	54,383,846
56,000	ITT Inc.	3,430,560
10,000	Jardine Strategic Holdings Ltd.	363,000
15,000	nVent Electric plc	407,400
5,000	Packaging Corp. of America	548,450
20,000	Pentair plc	867,000

Shares		Market Value

2,000	Roper Technologies Inc.	$592,420
4,000	Sulzer AG	480,538
17,000	Terex Corp.	678,470
358,000	Textron Inc.	25,586,260
315,000	Toray Industries Inc.	2,366,243

		111,571,647

	Electronics — 2.3%
13,000	Emerson Electric Co.	995,540
153,400	Intel Corp.	7,254,286
439,900	Sony Corp., ADR	26,679,935
53,000	TE Connectivity Ltd.	4,660,290
93,000	Texas Instruments Inc.	9,977,970
38,400	Thermo Fisher Scientific Inc.	9,372,672

		58,940,693

	Energy and Utilities: Electric — 0.5%
11,000	ALLETE Inc.	825,110
10,000	American Electric Power Co. Inc.	708,800
10,000	Edison International	676,800
17,000	El Paso Electric Co.	972,400
70,000	Electric Power Development Co. Ltd.	1,937,599
63,971	Evergy Inc.	3,513,287
18,000	PG&E Corp.	828,180
12,000	Pinnacle West Capital Corp.	950,160
60,000	The AES Corp.	840,000
25,000	WEC Energy Group Inc.	1,669,000

		12,921,336

	Energy and Utilities: Integrated — 1.4%
33,000	Avangrid Inc.	1,581,690
26,000	Avista Corp.	1,314,560
4,000	Black Hills Corp.	232,360
26,000	Chubu Electric Power Co. Inc.	393,249
100,000	Edison SpA†(a)	58,227
20,000	Endesa SA	432,142
230,000	Enel SpA	1,178,186
17,000	Eversource Energy	1,044,480
34,000	Hawaiian Electric Industries Inc.	1,210,060
410,000	Hera SpA	1,276,713
10,000	Hokkaido Electric Power Co. Inc.	63,017
24,000	Hokuriku Electric Power Co.†	245,661
45,000	Iberdrola SA, ADR	1,321,650
127,000	Korea Electric Power Corp., ADR	1,672,590
40,000	Kyushu Electric Power Co. Inc.	482,662
29,000	MGE Energy Inc.	1,851,650
68,300	NextEra Energy Inc.	11,447,080
25,000	NextEra Energy Partners LP	1,212,500
49,000	NiSource Inc.	1,221,080
57,500	OGE Energy Corp.	2,088,400
12,000	Ormat Technologies Inc.	649,320
30,000	Public Service Enterprise Group Inc.	1,583,700
58,000	Shikoku Electric Power Co. Inc.	757,032

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Integrated (Continued)
50,000	The Chugoku Electric Power Co. Inc.	$642,493
20,000	The Kansai Electric Power Co. Inc.	301,531
45,000	Tohoku Electric Power Co. Inc.	610,720
27,000	Vectren Corp.	1,930,230

		36,802,983

	Energy and Utilities: Natural Gas — 1.4%
20,000	CNX Resources Corp.†	286,200
90,000	Kinder Morgan Inc.	1,595,700
362,000	National Fuel Gas Co.	20,293,720
36,666	National Grid plc	378,216
24,750	National Grid plc, ADR	1,283,535
14,000	ONEOK Inc.	949,060
65,000	Sempra Energy	7,393,750
30,000	South Jersey Industries Inc.	1,058,100
44,000	Southwest Gas Holdings Inc.	3,477,320

		36,715,601

	Energy and Utilities: Oil — 6.0%
91,403	Anadarko Petroleum Corp.	6,161,476
37,000	Apache Corp.	1,763,790
87,000	BP plc, ADR	4,010,700
35,000	Chesapeake Energy Corp.†	157,150
143,222	Chevron Corp.	17,513,186
190,772	ConocoPhillips	14,765,753
95,000	Devon Energy Corp.	3,794,300
130,000	Eni SpA, ADR	4,895,800
495,000	Equinor ASA, ADR	13,959,000
85,000	Exxon Mobil Corp.	7,226,700
22,700	Hess Corp.	1,624,866
25,600	KLX Energy Services Holdings Inc.†	819,456
210,000	Marathon Oil Corp.	4,888,800
260,000	Marathon Petroleum Corp.	20,792,200
10,000	Murphy Oil Corp.	333,400
183,900	Occidental Petroleum Corp.	15,111,063
200	PetroChina Co. Ltd., ADR	16,288
20,000	Petroleo Brasileiro SA, ADR	241,400
128,000	Phillips 66	14,428,160
200,000	Repsol SA, ADR	3,978,000
194,800	Royal Dutch Shell plc, Cl. A, ADR	13,273,672
89,500	TOTAL SA, ADR	5,762,905

		155,518,065

	Energy and Utilities: Services — 1.6%
47,000	ABB Ltd., ADR	1,110,610
295,000	Baker Hughes, a GE Company	9,979,850
44,000	Diamond Offshore Drilling Inc.†	880,000
365,145	Halliburton Co.	14,799,327
49,000	Oceaneering International Inc.†	1,352,400
167,590	Schlumberger Ltd.	10,209,583

Shares		Market Value

875,000	Weatherford International plc†	$2,371,250

		40,703,020

	Energy and Utilities: Water — 0.3%
12,000	American States Water Co.	733,680
17,500	American Water Works Co. Inc.	1,539,475
39,500	Aqua America Inc.	1,457,550
50,000	Mueller Water Products Inc., Cl. A	575,500
38,000	Severn Trent plc	915,800
29,000	SJW Group	1,773,350
8,000	The York Water Co.	243,200
6,000	United Utilities Group plc, ADR	110,520

		7,349,075

	Entertainment — 1.8%
14,900	Activision Blizzard Inc.	1,239,531
139,000	Discovery Inc., Cl. C†	4,111,620
8,981	Liberty Media Corp.- Liberty Braves, Cl. C†	244,732
5,430	Netflix Inc.†	2,031,526
16,000	Take-Two Interactive Software Inc.†	2,207,840
31,733	The Madison Square Garden Co, Cl. A†	10,006,050
17,200	The Walt Disney Co.	2,011,368
157,653	Twenty-First Century Fox Inc., Cl. A	7,304,064
238,000	Twenty-First Century Fox Inc., Cl. B	10,905,160
17,000	Viacom Inc., Cl. A	621,350
64,000	Viacom Inc., Cl. B	2,160,640
165,000	Vivendi SA	4,247,176
300,000	Wow Unlimited Media Inc.†(b)	278,713

		47,369,770

	Environmental Services — 1.6%
200,000	Republic Services Inc.	14,532,000
23,000	Veolia Environnement SA	459,044
99,222	Waste Connections Inc.	7,914,939
216,600	Waste Management Inc.	19,571,976

		42,477,959

	Equipment and Supplies — 1.8%
92,000	CIRCOR International Inc.	4,370,000
12,300	Danaher Corp.	1,336,518
146,000	Flowserve Corp.	7,984,740
158,000	Graco Inc.	7,321,720
160,000	Mueller Industries Inc.	4,636,800
598,000	RPC Inc.	9,257,040
130,000	Sealed Air Corp.	5,219,500
46,000	Tenaris SA, ADR	1,541,920
94,000	The Timken Co.	4,685,900

		46,354,138

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services — 17.2%
8,000	Alleghany Corp.	$5,220,240
453,108	American Express Co.	48,251,471
380,452	American International Group Inc.	20,255,265
270,200	Bank of America Corp.	7,960,092
14,500	Berkshire Hathaway Inc., Cl. B†	3,104,595
17,800	BlackRock Inc.	8,389,674
19,500	Brookfield Asset Management Inc., Cl. A	868,335
30,000	Cannae Holdings Inc.†	628,500
95,339	Citigroup Inc.	6,839,620
75,000	Cohen & Steers Inc.	3,045,750
27,000	Cullen/Frost Bankers Inc.	2,819,880
4,000	EXOR NV	268,527
8,000	FCB Financial Holdings Inc., Cl. A†	379,200
90,000	Fidelity National Financial Inc.	3,541,500
285,000	H&R Block Inc.	7,338,750
37,000	HSBC Holdings plc, ADR	1,627,630
49,498	Interactive Brokers Group Inc., Cl. A	2,737,734
170,000	Invesco Ltd.	3,889,600
499,217	JPMorgan Chase & Co.	56,331,646
135,000	KeyCorp.	2,685,150
30,000	Kinnevik AB, Cl. B	908,365
117,000	KKR & Co. Inc., Cl. A	3,190,590
468,452	Legg Mason Inc.	14,629,756
42,000	M&T Bank Corp.	6,910,680
189,452	Morgan Stanley	8,822,780
72,000	National Australia Bank Ltd., ADR	725,760
168,000	Navient Corp.	2,264,640
160,000	New York Community Bancorp Inc.	1,659,200
110,000	Northern Trust Corp.	11,234,300
310,151	Oaktree Specialty Lending Corp.	1,538,349
198,689	PayPal Holdings Inc.†	17,452,842
75,000	Resona Holdings Inc.	421,339
190,000	SLM Corp.†	2,118,500
221,000	State Street Corp.	18,515,380
218,900	T. Rowe Price Group Inc.	23,899,502
808,900	The Bank of New York Mellon Corp.	41,245,811
71,000	The Blackstone Group LP	2,703,680
2,000	The Goldman Sachs Group Inc.	448,480
145,000	The Hartford Financial Services Group Inc.	7,244,200
233,000	The PNC Financial Services Group Inc.	31,732,270
99,700	The Travelers Companies Inc.	12,932,087
44,271	U.S. Bancorp	2,337,952
49,000	W. R. Berkley Corp.	3,916,570
550,000	Waddell & Reed Financial Inc., Cl. A	11,649,000
605,300	Wells Fargo & Co.	31,814,568
6,000	Willis Towers Watson plc	845,640

		447,345,400

	Food and Beverage — 12.8%
12,000	Ajinomoto Co. Inc.	206,002

Shares		Market Value

12,500	Brown-Forman Corp., Cl. B	$631,875
80,300	Campbell Soup Co.	2,941,389
1,000,000	China Mengniu Dairy Co. Ltd.	3,327,649
66,000	Chr. Hansen Holding A/S	6,699,777
425,000	Conagra Brands Inc.	14,437,250
21,700	Constellation Brands Inc., Cl. A	4,678,954
184,000	Danone SA	14,249,324
3,850,000	Davide Campari-Milano SpA	32,787,737
80,000	Diageo plc, ADR	11,333,600
70,954	Flowers Foods Inc.	1,324,002
361,900	General Mills Inc.	15,532,748
18,000	Heineken Holding NV	1,630,113
275,000	ITO EN Ltd.	12,198,557
86,600	Kellogg Co.	6,063,732
198,000	Keurig Dr Pepper Inc.	4,587,660
350,000	Kikkoman Corp.	20,823,799
190,000	Lamb Weston Holdings Inc.	12,654,000
100,000	Maple Leaf Foods Inc.	2,404,676
3,000	McCormick & Co. Inc., Cl. V	394,500
90,000	Molson Coors Brewing Co., Cl. B	5,535,000
801,694	Mondelēz International Inc., Cl. A	34,440,774
30,000	Morinaga Milk Industry Co. Ltd.	814,557
2,000	National Beverage Corp.†	233,240
22,000	Nestlé SA	1,834,155
35,000	Nestlé SA, ADR	2,912,000
160,000	Nissin Foods Holdings Co. Ltd.	10,998,064
1,740,151	Parmalat SpA	5,737,938
339,450	Parmalat SpA, GDR(b)(c)	1,119,710
163,100	PepsiCo Inc.	18,234,580
62,000	Pernod Ricard SA	10,171,487
45,000	Pinnacle Foods Inc.	2,916,450
25,000	Post Holdings Inc.†.	2,451,000
25,000	Remy Cointreau SA	3,256,743
18,000	Suntory Beverage & Food Ltd.	762,014
477,000	The Coca-Cola Co.	22,032,630
7,000	The J.M. Smucker Co.	718,270
265,212	The Kraft Heinz Co.	14,615,833
25,000	Unilever plc, ADR	1,374,250
277,000	Yakult Honsha Co. Ltd.	22,697,324

		331,763,363

	Health Care — 9.2%
192,000	Abbott Laboratories	14,085,120
7,500	Aetna Inc.	1,521,375
70,000	Akorn Inc.†	908,600
10,000	Alexion Pharmaceuticals Inc.†	1,390,100
3,400	Align Technology Inc.†	1,330,148
67,300	Allergan plc	12,819,304
62,000	AmerisourceBergen Corp.	5,717,640
12,500	Anthem Inc.	3,425,625
10,000	Argenx SE, ADR†	758,400
12,500	athenahealth Inc.†	1,670,000

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
40,000	Baxter International Inc.	$3,083,600
18,900	Becton, Dickinson and Co.	4,932,900
735,000	BioScrip Inc.†	2,278,500
36,000	Bristol-Myers Squibb Co.	2,234,880
12,500	Cardiovascular Systems Inc.†	489,250
10,000	Charles River Laboratories International Inc.†	1,345,400
5,000	Chemed Corp.	1,597,900
10,000	Cigna Corp.	2,082,500
40,000	DaVita Inc.†	2,865,200
8,000	Edwards Lifesciences Corp.†	1,392,800
85,000	Eli Lilly & Co.	9,121,350
85,000	Envision Healthcare Corp.†	3,887,050
175,000	Evolent Health Inc., Cl. A†	4,970,000
45,000	Express Scripts Holding Co.†	4,275,450
40,000	Gerresheimer AG	3,378,653
58,543	Gilead Sciences Inc.	4,520,105
25,000	HCA Healthcare Inc.	3,478,000
35,000	Henry Schein Inc.†	2,976,050
4,300	Humana Inc.	1,455,636
4,400	Illumina Inc.†	1,615,064
7,000	Incyte Corp.†	483,560
20,000	Integer Holdings Corp.†	1,659,000
2,500	Intuitive Surgical Inc.†	1,435,000
117,100	Johnson & Johnson	16,179,707
130,000	Kindred Healthcare Inc.†(a)	1,170,000
27,500	Laboratory Corp. of America Holdings†	4,776,200
8,000	Ligand Pharmaceuticals Inc.†	2,195,920
20,000	McKesson Corp.	2,653,000
40,000	Medtronic plc	3,934,800
229,679	Merck & Co. Inc.	16,293,428
50,000	Mylan NV†	1,830,000
140,000	NeoGenomics Inc.†	2,149,000
50,000	Nevro Corp.†	2,850,000
45,000	Orthofix Medical Inc.†	2,601,450
171,600	Osiris Therapeutics Inc.†	1,904,760
113,000	Owens & Minor Inc.	1,866,760
164,000	Patterson Cos. Inc.	4,009,800
557,424	Pfizer Inc.	24,565,676
25,000	Shire plc, ADR	4,531,750
21,800	Stryker Corp.	3,873,424
13,000	The Cooper Companies Inc.	3,602,950
30,000	UnitedHealth Group Inc.	7,981,200
43,000	Zimmer Biomet Holdings Inc.	5,653,210
157,702	Zoetis Inc.	14,439,195

		238,246,390

	Hotels and Gaming — 0.5%
19,000	Accor SA	975,490
95,000	Boyd Gaming Corp.	3,215,750
23,034	GVC Holdings plc.	275,758
52,000	Las Vegas Sands Corp.	3,085,160

Shares		Market Value

400,000	Mandarin Oriental International Ltd.	$820,000
25,000	MGM Resorts International	697,750
35,000	Ryman Hospitality Properties Inc., REIT	3,015,950
7,000	Wyndham Destinations Inc.	303,520
6,000	Wyndham Hotels & Resorts Inc.	333,420

		12,722,798

	Machinery — 2.1%
8,500	Astec Industries Inc.	428,485
170,000	CNH Industrial NV, Borsa Italiana	2,042,866
1,190,000	CNH Industrial NV, New York	14,291,900
88,000	Deere & Co.	13,229,040
6,500	Oshkosh Corp.	463,060
289,000	Xylem Inc.	23,082,430

		53,537,781

	Metals and Mining — 0.7%
65,000	Agnico Eagle Mines Ltd.	2,223,000
29,563	Alliance Resource Partners LP	603,085
172,588	Barrick Gold Corp.	1,912,275
8,000	BHP Billiton Ltd., ADR	398,720
36,000	Franco-Nevada Corp.	2,252,003
145,000	Freeport-McMoRan Inc.	2,018,400
285,332	Newmont Mining Corp.	8,617,026
88,004	TimkenSteel Corp.†	1,308,620

		19,333,129

	Paper and Forest Products — 0.1%
64,000	International Paper Co.	3,145,600

	Publishing — 0.0%
600	Graham Holdings Co., Cl. B	347,580
65,000	News Corp., Cl. B	884,000

		1,231,580

	Real Estate — 0.5%
9,000	American Tower Corp., REIT	1,307,700
55,600	Crown Castle International Corp., REIT	6,189,948
1,500	Equinix Inc., REIT	649,335
18,000	Forest City Realty Trust Inc., Cl. A, REIT	451,620
16,000	QTS Realty Trust Inc., Cl. A, REIT	682,720
50,000	Uniti Group Inc., REIT†	1,007,500
55,000	Weyerhaeuser Co., REIT	1,774,850

		12,063,673

	Retail — 3.6%
117,500	AutoNation Inc.†	4,882,125
2,900	AutoZone Inc.†	2,249,530
2,300	Costco Wholesale Corp.	540,224
248,500	CVS Health Corp.	19,561,920
156,000	Hertz Global Holdings Inc.†	2,547,480
125,000	Ingles Markets Inc., Cl. A	4,281,250
90,000	Lowe’s Companies Inc.	10,333,800
70,000	Macy’s Inc.	2,431,100

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Retail (Continued)
6,000	MSC Industrial Direct Co. Inc., Cl. A	$528,660
39,000	Murphy USA Inc.†	3,332,940
27,400	Nike Inc., Cl. B	2,321,328
8,000	Rush Enterprises Inc., Cl. A	314,480
25,000	Rush Enterprises Inc., Cl. B	997,250
261,000	Sally Beauty Holdings Inc.†	4,799,790
110,000	Seven & i Holdings Co. Ltd.	4,898,785
75,517	Starbucks Corp.	4,292,386
40,200	The Home Depot Inc.	8,327,430
18,100	The TJX Companies Inc.	2,027,562
4,500	Ulta Beauty Inc.†	1,269,540
160,200	Walgreens Boots Alliance Inc.	11,678,580
20,000	Walmart Inc.	1,878,200

		93,494,360

	Semiconductors — 0.2%
16,300	NVIDIA Corp.	4,580,626

	Specialty Chemicals — 2.1%
35,000	Air Products & Chemicals Inc.	5,846,750
60,000	Ashland Global Holdings Inc.	5,031,600
1,000	Axalta Coating Systems Ltd.†	29,160
322,469	DowDuPont Inc.	20,737,981
445,000	Ferro Corp.†	10,332,900
16,500	GCP Applied Technologies Inc.†	438,075
35,000	International Flavors & Fragrances Inc.	4,869,200
85,000	Olin Corp.	2,182,800
5,000	Praxair Inc.	803,650
5,000	Sensient Technologies Corp.	382,550
9,000	The Chemours Co.	354,960
192,359	Valvoline Inc.	4,137,642

		55,147,268

	Telecommunications — 3.8%
326,590	AT&T Inc.	10,966,892
207,000	BCE Inc.	8,387,640
495,000	Deutsche Telekom AG, ADR	7,932,375
56,000	Harris Corp.	9,475,760
195,000	Hellenic Telecommunications Organization SA, ADR	1,187,550
75,000	Loral Space & Communications Inc.†	3,405,000
50,000	Orange SA, ADR	794,500
50,000	Pharol SGPS SA†	10,275
39,000	Proximus SA	931,881
50,084	Telefonica SA, ADR	393,660
295,000	Telekom Austria AG	2,284,538
23,000	Telenet Group Holding NV†	1,266,310
150,000	Telephone & Data Systems Inc.	4,564,500
110,000	Telstra Corp. Ltd., ADR	1,264,450
135,000	TELUS Corp.	4,973,400
40,000	T-Mobile US Inc.†	2,807,200

Shares		Market Value

150,000	VEON Ltd., ADR	$435,000
635,886	Verizon Communications Inc.	33,949,954
130,000	Vodafone Group plc, ADR	2,821,000

		97,851,885

	Transportation — 0.9%
30,000	Daseke Inc.†	240,600
29,000	Fortress Transportation & Infrastructure Investors LLC.	527,220
239,000	GATX Corp.	20,695,010
16,500	Kansas City Southern	1,869,120

		23,331,950

	Wireless Communications — 0.2%
130,000	United States Cellular Corp.†	5,821,400

	TOTAL COMMON STOCKS	2,544,432,427

	CLOSED-END FUNDS — 0.1%
50,000	Altaba Inc.†	3,406,000

	CONVERTIBLE PREFERRED STOCKS — 0.3%
	Energy and Utilities — 0.2%
126,000	El Paso Energy Capital Trust I, 4.750%	5,920,740

	Telecommunications — 0.1%
51,000	Cincinnati Bell Inc., 6.750%, Ser. B	2,499,510

	TOTAL CONVERTIBLE PREFERRED STOCKS	8,420,250

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.0%
2,000	GCI Liberty Inc., 7.000%, Ser. A	50,140

	Health Care — 0.1%
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	2,510,797

	TOTAL PREFERRED STOCKS	2,560,937

	RIGHTS — 0.0%
	Hotels and Gaming — 0.0%
150,000	Ladbrokes plc, CVR†	2,542

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$ 1,700,000	DISH Network Corp., 3.375%, 08/15/26	1,625,652

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
50,000	Mueller Industries Inc., 6.000%, 03/01/27	48,375

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2018 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 1.3%
$ 34,334,000	U.S. Treasury Bills,
	1.930% to 2.165%††,
	10/11/18 to 12/27/18	$34,255,987

	TOTAL INVESTMENTS — 100.0% (Cost $1,700,360,656)	$2,594,752,170

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the market value of Rule 144A securities amounted to $1,398,423 or 0.05% of total investments.

(c)

At September 30, 2018, the Fund held a restricted and illiquid security amounting to $1,119,710 or 0.04% of total investments, which was valued under methods approved by the Board of Trustees as follows:

				9/30/18
				Carrying
				Value
Acquisition		Acquisition	Acquisition	Per
Shares	Issuer	Dates	Cost	Share

339,450	Parmalat SpA, GDR	12/02/03-12/11/03	$981,615	$3.2986
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR  American Depositary Receipt

CVR  Contingent Value Right

GDR  Global Depositary Receipt

REIT  Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value

Long Positions
North America	83.8%	$2,173,790,326
Europe	11.7	302,974,904
Japan	4.2	108,300,583
Asia/Pacific	0.3	8,964,957
Latin America	0.0*	721,400
Total Investments	100.0%	$2,594,752,170

*	Amount represents less than 0.05%.

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2018 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 9/30/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities: Integrated	$ 36,744,756	—	$ 58,227	$ 36,802,983
Food and Beverage	330,643,653	$ 1,119,710	—	331,763,363
Health Care	237,076,390	—	1,170,000	238,246,390
Other Industries (a)	1,937,619,691	—	—	1,937,619,691
Total Common Stocks	2,542,084,490	1,119,710	1,228,227	2,544,432,427
Closed-End Funds	3,406,000	—	—	3,406,000
Convertible Preferred Stocks (a)	8,420,250	—	—	8,420,250
Preferred Stocks (a)	50,140	2,510,797	—	2,560,937
Rights (a)	—	2,542	—	2,542
Convertible Corporate Bonds (a)	—	1,625,652	—	1,625,652
Corporate Bonds (a)	—	48,375	—	48,375
U.S. Government Obligations	—	34,255,987	—	34,255,987
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,553,960,880	$39,563,063	$1,228,227	$2,594,752,170

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (CFTC). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (CEA), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund which permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At September 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was approximately less than 1 basis point.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted security the Fund held as of September 30, 2018, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Sarah Donnelly joined Gabelli in 1999 as a junior research analyst working with the consumer staples and media analysts. Currently she is a Portfolio Manager of Gabelli Funds, LLC, a Senior Vice President and the Food, Household, and Personal Care products research analyst for Gabelli & Company. In 2013, she was named the Health & Wellness research platform leader. Ms. Donnelly received a BS in Business Administration with a concentration in Finance and minor in History from Fordham University.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Brian C. Sponheimer is a portfolio manager and research analyst, responsible for coverage of automotive, trucking, and machinery stocks. In 2010, 2011, and 2016, Brian was recognized by various financial publications, including the Wall Street Journal and the Financial Times, as a “Best on the Street” analyst. He began his business career in institutional equities at CIBC World Markets in New York and Boston. Brian graduated cum laude from Harvard University with a BA in Government and received an MBA in Finance and Economics from Columbia Business School.

Regina M. Pitaro is a Managing Director and Head of Institutional Marketing at GAMCO Investors, Inc. Ms. Pitaro joined the firm in 1984 and coordinates the organization’s focus with consultants and plan sponsors. She also serves as a Managing Director and Director of GAMCO Asset Management, Inc., and serves as a portfolio manager for Gabelli Funds, LLC. Ms. Pitaro holds an MBA in Finance from the Columbia University Graduate School of Business, a Master’s degree in Anthropology from Loyola University of Chicago, and a Bachelor’s degree from Fordham University.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

   GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Kuni Nakamura

President,

Advanced Polymer, Inc.

Salvatore M. Salibello

Senior Partner,

Bright Side Consulting

Edward T. Tokar

Former Chief Executive Officer of Allied Capital Management, LLC, & Vice President of Honeywell International, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Susan V. Watson

Former President,

Investor Relations Association

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary &

Vice President

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GDV Q3/2018

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/16/2018

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	11/16/2018

* Print the name and title of each signing officer under his or her signature.